Balance Sheet Components - Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 20,653	$ 15,642
Accumulated depreciation and amortization	(12,443)	(7,672)
Total property and equipment, net	8,210	7,970
Depreciation and amortization	4,778	4,224
Capitalized computer software additions	5,000	4,300
Capitalized computer software amortization	4,500	3,400
Costs of revenue
Property, Plant and Equipment [Line Items]
Capitalized computer software amortization	3,900	3,000
Selling, general, and administrative
Property, Plant and Equipment [Line Items]
Capitalized computer software amortization	600	400
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	1,435	1,422
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	359	369
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	733	726
Capitalized software and development costs
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 18,126	$ 13,125